PIMCO Ultra Short Government Active Exchange-Traded Fund Investment Strategy - PIMCO Ultra Short Government Active Exchange-Traded Fund	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests 100% of its total assets in (i) cash, (ii) U.S. government securities, such as U.S. Treasury bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities), and (iii) repurchase agreements that are collateralized fully by such U.S. government securities or cash.The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in U.S. government securities.The dollar-weighted average portfolio maturity of this Fund may not exceed 120 days. The Fund may only invest in securities that mature in 6 months or less. The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. The Fund generally intends to consider the federal income tax impact of the manner in which it seeks to obtain and dispose of investment exposures.